Borrowed Funds - Additional Information (Detail) (USD $)	12 Months Ended						0 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Trust II Preferred Securities [Member]	Dec. 31, 2013 Trust III Preferred Securities [Member]	Dec. 31, 2013 Trust IV Preferred Securities [Member]	Mar. 18, 2013 Secured Debt [Member]	Jan. 24, 2013 ESB Capital Trust II (Trust II) [Member]	Jul. 23, 2008 ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2013 ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2008 ESB Capital Trust II (Trust II) [Member]	Apr. 10, 2003 ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2013 ESB Statutory Trust (Trust III) [Member]	Dec. 17, 2003 ESB Statutory Trust (Trust III) [Member]	Mar. 18, 2013 ESB Statutory Trust (Trust III) [Member] Secured Debt [Member]	Dec. 31, 2013 ESB Capital Trust IV (Trust IV) [Member]	Feb. 10, 2005 ESB Capital Trust IV (Trust IV) [Member]	Dec. 31, 2013 PNC Bank [Member]	Dec. 31, 2012 PNC Bank [Member]	Dec. 31, 2013 Federal Home Loan Bank of Pittsburgh [Member]	Dec. 31, 2012 Federal Home Loan Bank of Pittsburgh [Member]	Dec. 31, 2013 WesBanco [Member]	Dec. 31, 2013 Structured Advances [Member]	Dec. 31, 2013 Repurchase Agreements [Member]	Dec. 31, 2012 Repurchase Agreements [Member]	Dec. 31, 2013 Structured REPOs [Member]	Dec. 31, 2012 Structured REPOs [Member]	Dec. 31, 2013 Citigroup [Member]	Dec. 31, 2012 Citigroup [Member]	Dec. 31, 2013 Barclays Capital [Member]	Dec. 31, 2012 Barclays Capital [Member]	Dec. 31, 2013 Credit Suisse [Member]	Dec. 31, 2012 Credit Suisse [Member]	Dec. 31, 2013 Morgan Stanley [Member]	Dec. 31, 2012 Morgan Stanley [Member]	Dec. 31, 2013 Variable Rate [Member] ESB Capital Trust II (Trust II) [Member]	Apr. 10, 2003 Variable Rate [Member] ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2013 Variable Rate [Member] ESB Statutory Trust (Trust III) [Member]	Dec. 17, 2003 Variable Rate [Member] ESB Statutory Trust (Trust III) [Member]	Jan. 24, 2013 WesBanco Loan [Member]
Debt Instrument [Line Items]
FHLB advances	$ 290,921,000	$ 213,232,000																					$ 290,900,000	$ 138,000,000	$ 268,000,000
Structured advances																							20,000,000
Debt instrument variable rates basis																							20.0 million in structured advances with imbedded caps at various strike rates based on the 3 month LIBOR rate
LIBOR Rate	3 months
Maximum borrowing capacity	366,000,000
Maximum borrowing capacity, available for use	65,100,000
Structured REPO's																								138,000,000
Repurchase agreements with flexible interest rates																										20,000,000
Repurchase agreements with fixed interest rate																										25,000,000
Market value of the securities	168,800,000	318,900,000
Securities available for sale, cost	1,051,311,000	1,065,447,000																								160,400,000	297,800,000
Repurchase agreements, maturities	Greater than 90 days	Greater than 90 days
REPO's with other banks																												45,000,000	115,000,000	30,000,000	40,000,000	43,000,000	83,000,000	20,000,000	30,000,000
Risk related to repurchase agreement amount																												8,100,000		6,900,000		12,400,000		3,400,000
Weighted average maturity																												23 months		43 months		33 months		6 months
Average borrowings under REPO	173,000,000	305,500,000	356,800,000
Maximum month-end outstanding amount	258,000,000	343,000,000	368,000,000
Line of credit loan																		36,000,000		100,000,000		10,000,000
Borrowings																		0	0	20,100,000	27,500,000	0
Interest rate											5.55%									0.25%	0.25%
Revolving line of credit loan, expire date																						Apr. 30, 2014
Line of credit, description																						1 month LIBOR plus 2.75% with a floor of 3.00%
Preferred securities interest rate				3.25%	2.95%	1.82%																2.75%
Line of credit, interest rate																						3.00%
Preferred securities																	35,000,000																				10,000,000		5,000,000
Liquidation preference per share												$ 1,000		$ 1,000
Purchase of common securities										310,000			155,000			1,100,000
Preferred securities variable interest rate										LIBOR plus 3.25%			LIBOR Index plus 2.95%			Three month LIBOR plus 1.82%
Subordinated debt																36,100,000																				10,300,000		5,200,000
Maturity date of subordinated debt start date range										Apr. 24, 2008			Dec. 17, 2008			Feb. 10, 2011
Maturity date of subordinated debt end date range										Apr. 24, 2033			Dec. 17, 2033			Feb. 10, 2035
Subordinated debt redemption description	The Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event
Redeemed preferred securities								5,000,000	5,000,000						5,000,000
Proceeds from bank loan								10,000,000	14,000,000
Loans Payable											9,000,000
Unamortized deferred debt issuance costs										0			0
Fixed interest rate						6.03%																																		3.75%
Maturity of redemption of subordinated debt						90 days							90 days
Proceeds from bank loan							$ 10,000,000
Preferred securities fixed interest rate																6.03% for six years
Maturity year of preferred securities																30 years
Preferred securities maturity period	Six years